BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 47.7%
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.2%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	290,000	$232,644	(a)
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	1,065,000	888,672	(a)

Total Diversified Telecommunication Services				1,121,316

Interactive Media & Services - 0.7%
TripAdvisor Inc., Senior Notes	7.000%	7/15/25	3,310,000	3,303,522	(a)

Media - 0.3%
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	250,000	153,347
Nexstar Media Inc., Senior Notes	4.750%	11/1/28	710,000	647,612	(a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	600,000	587,352	(a)

Total Media				1,388,311

Wireless Telecommunication Services - 0.3%
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,495,000	1,289,974	(a)

TOTAL COMMUNICATION SERVICES				7,103,123

CONSUMER DISCRETIONARY - 3.0%
Hotels, Restaurants & Leisure - 3.0%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	2,670,000	2,497,325	(a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	1,650,000	1,699,327	(a)
Grupo Posadas SAB de CV, Senior Secured Notes, Step bond (7.000% to 12/30/25 then 8.000%)	7.000%	12/30/27	3,780,000	3,501,225	(b)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	2,080,000	2,081,524	(a)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	3,380,000	3,310,254	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,250,000	1,251,385	(a)

TOTAL CONSUMER DISCRETIONARY				14,341,040

CONSUMER STAPLES - 1.5%
Food Products - 0.8%
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	355,000	297,018	(a)
Minerva Luxembourg SA, Senior Notes	8.875%	9/13/33	1,180,000	1,242,280	(a)
Pilgrim’s Pride Corp., Senior Notes	4.250%	4/15/31	2,400,000	2,165,894

Total Food Products				3,705,192

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report	1

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.7%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	1,570,000	$1,544,623	(a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	2,100,000	1,947,686	(a)

Total Tobacco				3,492,309

TOTAL CONSUMER STAPLES				7,197,501

ENERGY - 14.9%
Oil, Gas & Consumable Fuels - 14.9%
Aethon United BR LP/Aethon United
Finance Corp., Senior Notes	8.250%	2/15/26	960,000	971,951	(a)
Baytex Energy Corp., Senior Notes	8.750%	4/1/27	3,500,000	3,653,125	(a)
Baytex Energy Corp., Senior Notes	8.500%	4/30/30	3,210,000	3,354,685	(a)
Callon Petroleum Co., Senior Notes	8.000%	8/1/28	4,950,000	5,191,233	(a)
CITGO Petroleum Corp., Senior Secured Notes	7.000%	6/15/25	5,740,000	5,736,430	(a)
Civitas Resources Inc., Senior Notes	8.375%	7/1/28	1,740,000	1,833,894	(a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,480,000	2,392,822
Ecopetrol SA, Senior Notes	8.875%	1/13/33	590,000	624,431
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	2,765,000	2,630,381	(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	4,620,000	4,232,705	(b)
Geopark Ltd., Senior Notes	5.500%	1/17/27	650,000	590,882	(a)
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	2,380,000	2,346,133	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	3,470,000	3,359,980	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	1,075,000	999,948	(b)
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	2,310,000	2,273,942	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	3,230,000	3,111,993	(a)
New Fortress Energy Inc., Senior Secured Notes	8.750%	3/15/29	1,070,000	1,066,863	(a)
PDC Energy Inc., Senior Notes	5.750%	5/15/26	1,090,000	1,088,852
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	12,500,000	11,082,678
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	3,100,000	3,027,583	(a)
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	4,760,000	4,859,060	(a)
YPF SA, Senior Notes	8.500%	7/28/25	2,665,000	2,612,412	(b)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	value
Oil, Gas & Consumable Fuels - (continued)
YPF SA, Senior Secured Notes	9.000%	2/12/26	1,993,846	$2,009,239	(b)
YPF SA, Senior Secured Notes	9.500%	1/17/31	1,970,000	2,014,881	(a)

TOTAL ENERGY				71,066,103

FINANCIALS - 13.7%
Banks - 1.2%
KeyBank NA, Senior Notes (SOFR + 0.320%)	5.682%	6/14/24	4,470,000	4,467,022	(c)
NatWest Group PLC, Junior Subordinated Notes (4.600% to 12/28/31 then 5 year Treasury Constant Maturity Rate + 3.100%)	4.600%	6/28/31	340,000	265,294	(c)(d)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,080,000	932,542	(c)

Total Banks				5,664,858

Capital Markets - 6.4%
Antares Holdings LP, Senior Notes	2.750%	1/15/27	645,000	578,211	(a)
Antares Holdings LP, Senior Notes	7.950%	8/11/28	2,640,000	2,745,778	(a)
Ares Capital Corp., Senior Notes	3.250%	7/15/25	745,000	719,893
Ares Capital Corp., Senior Notes	7.000%	1/15/27	2,930,000	3,015,433
Ares Capital Corp., Senior Notes	2.875%	6/15/28	300,000	267,520
Bain Capital Specialty Finance Inc., Senior Notes	2.950%	3/10/26	1,105,000	1,038,143
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	3,480,000	3,330,778
Blackstone Secured Lending Fund, Senior Notes	2.125%	2/15/27	480,000	433,130
Blackstone Secured Lending Fund, Senior Notes	2.850%	9/30/28	250,000	220,570
Blue Owl Capital Corp., Senior Notes	4.000%	3/30/25	560,000	549,223
Blue Owl Capital Corp., Senior Notes	2.625%	1/15/27	365,000	333,567
Blue Owl Credit Income Corp., Senior Notes	3.125%	9/23/26	1,300,000	1,193,367
Blue Owl Credit Income Corp., Senior Notes	7.750%	9/16/27	510,000	522,793
Blue Owl Finance LLC, Senior Notes	3.125%	6/10/31	1,035,000	867,203	(a)
Blue Owl Technology Finance Corp., Senior Notes	4.750%	12/15/25	685,000	658,951	(a)
Blue Owl Technology Finance Corp., Senior Notes	3.750%	6/17/26	835,000	773,886	(a)
FS KKR Capital Corp., Senior Notes	3.125%	10/12/28	725,000	633,791
Golub Capital BDC Inc., Senior Notes	2.500%	8/24/26	1,080,000	992,715
Golub Capital BDC Inc., Senior Notes	2.050%	2/15/27	65,000	57,917
Golub Capital BDC Inc., Senior Notes	7.050%	12/5/28	2,200,000	2,253,969

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report	3

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Golub Capital BDC Inc., Senior Notes	6.000%	7/15/29	1,320,000	$1,297,412
Hercules Capital Inc., Senior Notes	2.625%	9/16/26	1,868,000	1,698,272
Main Street Capital Corp., Senior Notes	3.000%	7/14/26	1,215,000	1,133,249
Main Street Capital Corp., Senior Notes	6.950%	3/1/29	940,000	955,610
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	4,140,000	4,367,603	(a)(c)

Total Capital Markets				30,638,984

Consumer Finance - 4.2%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	2,530,000	2,176,965	(c)(d)
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/28 then 7 year Treasury Constant Maturity Rate + 3.481%)	4.700%	5/15/28	3,165,000	2,517,139	(c)(d)
Capital One Financial Corp., Senior Notes (7.624% to 10/30/30 then SOFR + 3.070%)	7.624%	10/30/31	1,060,000	1,171,513	(c)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	2,700,000	2,907,444	(a)
goeasy Ltd., Senior Notes	9.250%	12/1/28	4,000,000	4,270,052	(a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	3,040,000	2,564,675	(a)
Synchrony Financial, Subordinated Notes	7.250%	2/2/33	2,460,000	2,444,896
World Acceptance Corp., Senior Notes	7.000%	11/1/26	2,000,000	1,862,469	(a)

Total Consumer Finance				19,915,153

Financial Services - 1.5%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	1,798,000	1,752,882	(a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	2,115,000	2,113,606	(a)
GGAM Finance Ltd., Senior Notes	7.750%	5/15/26	3,300,000	3,370,079	(a)

Total Financial Services				7,236,567

Insurance - 0.4%
Panther Escrow Issuer LLC, Senior Secured Notes	7.125%	6/1/31	1,050,000	1,068,386	(a)(e)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	860,000	867,760

Total Insurance				1,936,146

TOTAL FINANCIALS				65,391,708

HEALTH CARE - 1.1%
Health Care Providers & Services - 0.3%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	474,000	473,408	(a)
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	1,120,000	1,186,702	(a)

Total Health Care Providers & Services				1,660,110

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	3,810,000	$3,834,270

TOTAL HEALTH CARE				5,494,380

INDUSTRIALS - 5.2%
Building Products - 0.2%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	930,000	999,662	(a)

Commercial Services & Supplies - 0.5%
Ambipar Lux Sarl, Senior Notes	9.875%	2/6/31	1,980,000	1,985,108	(a)
Enviri Corp., Senior Notes	5.750%	7/31/27	395,000	372,270	(a)

Total Commercial Services & Supplies				2,357,378

Construction & Engineering - 0.6%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	1,390,000	1,317,865	(a)
MasTec Inc., Senior Notes	4.500%	8/15/28	1,763,000	1,677,839	(a)

Total Construction & Engineering				2,995,704

Electrical Equipment - 0.2%
Regal Rexnord Corp., Senior Notes	6.300%	2/15/30	310,000	317,601	(a)
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	310,000	321,819	(a)

Total Electrical Equipment				639,420

Ground Transportation - 0.4%
Uber Technologies Inc., Senior Notes	8.000%	11/1/26	1,760,000	1,782,403	(a)

Passenger Airlines - 2.8%
Air Canada, Senior Secured Notes	3.875%	8/15/26	2,030,000	1,939,565	(a)
Air Canada Pass-Through Trust	3.600%	3/15/27	2,812,367	2,668,894	(a)
Air Canada Pass-Through Trust	5.250%	4/1/29	953,022	937,954	(a)
Air Canada Pass-Through Trust	3.300%	1/15/30	287,360	260,673	(a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	2,260,000	2,250,283	(a)
Continental Airlines Pass-Through Trust	4.000%	10/29/24	1,694,425	1,674,114
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	997,750	1,004,042	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	2,780,000	2,737,095

Total Passenger Airlines				13,472,620

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report	5

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.5%
AerCap Holdings NV, Senior Notes (5.875% to 10/10/24 then 5 year Treasury Constant Maturity Rate + 4.535%)	5.875%	10/10/79	2,385,000	$2,369,753	(c)

TOTAL INDUSTRIALS				24,616,940

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.9%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	2,100,000	2,060,006	(a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	2,430,000	2,302,766	(a)

Total Communications Equipment				4,362,772

Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman, Senior Notes	4.125%	1/15/31	1,000,000	886,810

TOTAL INFORMATION TECHNOLOGY				5,249,582

MATERIALS - 5.3%
Chemicals - 1.4%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	1,080,000	884,143	(a)
Braskem Idesa SAPI, Senior Secured Notes	6.990%	2/20/32	1,095,000	851,119	(b)
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	2,310,000	2,396,907	(a)
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	2,445,000	2,435,764	(a)

Total Chemicals				6,567,933

Containers & Packaging - 0.2%
Graham Packaging Co. Inc., Senior Notes	7.125%	8/15/28	1,030,000	935,084	(a)

Metals & Mining - 3.7%
Corp. Nacional del Cobre de Chile, Senior Notes	6.440%	1/26/36	820,000	847,220	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	6.300%	9/8/53	1,170,000	1,171,851	(a)
CSN Resources SA, Senior Notes	8.875%	12/5/30	2,045,000	2,111,129	(a)
ERO Copper Corp., Senior Notes	6.500%	2/15/30	2,095,000	1,995,703	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,705,000	2,596,584	(a)
Mineral Resources Ltd., Senior Notes	8.125%	5/1/27	690,000	698,572	(a)
Mineral Resources Ltd., Senior Notes	9.250%	10/1/28	3,450,000	3,637,851	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	4,705,000	4,729,094	(a)

Total Metals & Mining				17,788,004

TOTAL MATERIALS				25,291,021

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 0.3%
Diversified REITs - 0.3%
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	1,030,000		$909,462	(b)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.625%	6/15/25	460,000		453,341	(a)

TOTAL REAL ESTATE					1,362,803

UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	839,691		729,213	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $225,114,384)					227,843,414

SOVEREIGN BONDS - 27.0%
Brazil - 3.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	54,390,000	BRL	10,798,509
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	23,580,000	BRL	4,596,323

Total Brazil					15,394,832

Colombia - 5.8%
Colombian TES, Bonds	7.000%	3/26/31	84,200,000,000	COP	18,775,045
Colombian TES, Bonds	7.250%	10/26/50	49,388,000,000	COP	9,011,059

Total Colombia					27,786,104

Mexico - 5.5%
Mexican Bonos, Bonds	7.500%	5/26/33	313,500,000	MXN	16,802,974
Mexican Bonos, Bonds	8.000%	7/31/53	182,600,000	MXN	9,396,082

Total Mexico					26,199,056

Panama - 2.1%
Panama Government International Bond, Senior Notes	3.870%	7/23/60	8,280,000		4,822,852
Panama Government International Bond, Senior Notes	4.500%	1/19/63	7,815,000		5,027,588

Total Panama					9,850,440

Spain - 2.8%
Spain Government Bond, Senior Notes	1.900%	10/31/52	18,120,000	EUR	13,419,588	(b)

United Kingdom - 7.6%
United Kingdom Gilt, Senior Notes	3.750%	10/22/53	32,210,000	GBP	36,275,269	(b)

TOTAL SOVEREIGN BONDS (Cost - $121,479,717)					128,925,289

COLLATERALIZED MORTGAGE OBLIGATIONS (f) -14.3%
Bellemeade Re Ltd., 2023-1 M1B (30 Day Average SOFR + 4.250%)	9.570%	10/25/33	1,680,000		1,742,357	(a)(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report	7

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (f) - (continued)
BX Commercial Mortgage Trust, 2021-VOLT F (1 mo. Term SOFR + 2.514%)	7.840%	9/15/36	260,000	$257,813	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-HQA4 B1 (30 Day Average SOFR + 5.364%)	10.685%	9/25/50	575,118	634,508	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.370%	1/25/34	1,935,000	2,048,695	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	8.220%	4/25/42	1,800,000	1,863,719	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M2 (30 Day Average SOFR + 4.350%)	9.670%	4/25/42	1,950,000	2,093,226	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1B (30 Day Average SOFR + 3.350%)	8.670%	5/25/42	1,500,000	1,569,547	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M2 (30 Day Average SOFR + 5.250%)	10.570%	5/25/42	4,750,000	5,190,992	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M2 (30 Day Average SOFR + 6.750%)	12.070%	6/25/42	5,230,000	5,939,565	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA6 M2 (30 Day Average SOFR + 5.750%)	11.070%	9/25/42	1,860,000	2,095,321	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA7 M1B (30 Day Average SOFR + 5.000%)	10.320%	3/25/52	1,890,000	2,078,595	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-HQA2 M2 (30 Day Average SOFR + 6.000%)	11.320%	7/25/42	990,000	1,103,980	(a)(c)

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (f) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2023-DNA1 B1 (30 Day Average SOFR + 8.150%)	13.470%	3/25/43	2,940,000	$3,398,507	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2023-HQA3 M2 (30 Day Average SOFR + 3.350%)	8.670%	11/25/43	2,560,000	2,684,723	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2024-HQA1 A1 (30 Day Average SOFR + 1.250%)	6.569%	3/25/44	2,100,000	2,103,566	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 M2B (30 Day Average SOFR + 2.414%)	7.735%	10/25/48	4,700,000	4,860,451	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B1 (30 Day Average SOFR + 4.314%)	9.635%	2/25/47	2,810,000	3,123,801	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-HQA5 B1 (30 Day Average SOFR + 4.000%)	9.320%	11/25/50	1,500,000	1,687,325	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-HQA1 M2 (30 Day Average SOFR + 2.250%)	7.570%	8/25/33	2,191,947	2,243,204	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.820%	6/25/42	2,740,000	2,967,440	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C02 2M2C (30 Day Average SOFR + 3.764%)	9.085%	9/25/29	845,000	890,527	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 2M2 (30 Day Average SOFR + 2.914%)	8.235%	2/25/30	545,031	565,060	(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R01 2B1 (30 Day Average SOFR + 4.464%)	9.785%	7/25/31	60,000	64,449	(a)(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report	9

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (f) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.535%	7/25/39	593,456	$618,531	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (30 Day Average SOFR + 3.514%)	8.835%	10/25/39	112,931	116,318	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.685%	1/25/40	1,450,000	1,503,377	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R02 2M2 (30 Day Average SOFR + 2.114%)	7.435%	1/25/40	2,667,381	2,696,745	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2021-R02 2B1 (30 Day Average SOFR + 3.300%)	8.620%	11/25/41	2,260,000	2,334,639	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2022-R02 2B1 (30 Day Average SOFR + 4.500%)	9.820%	1/25/42	870,000	916,007	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2023-R02 1B1 (30 Day Average SOFR + 5.550%)	10.870%	1/25/43	1,640,000	1,812,398	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2023-R04 1B1 (30 Day Average SOFR + 5.350%)	10.671%	5/25/43	2,200,000	2,420,553	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2023-R07 2B1 (30 Day Average SOFR + 4.500%)	9.821%	9/25/43	4,340,000	4,600,743	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $67,247,596)				68,226,682

SENIOR LOANS - 1.8%
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
New Fortress Energy Inc., Initial Term Loan (3 mo. Term SOFR + 5.000%)	10.317%	10/30/28	3,990,000	4,007,875	(c)(g)(h)

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	9.309%	9/27/30	1,150,000	1,144,325	(c)(g)(h)

INDUSTRIALS - 0.5%
Passenger Airlines - 0.5%
WestJet Loyalty LP, Initial Term Loan	—	2/14/31	2,300,000	2,302,875	(i)

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
Sabre GLBL Inc., 2022 Term Loan B2 (1 mo. Term SOFR + 5.100%)	10.430%	6/30/28	1,426,476		$1,251,732	(c)(g)(h)

TOTAL SENIOR LOANS (Cost - $8,445,106)					8,706,807

CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
DISH Network Corp., Senior Notes	3.375%	8/15/26	3,949,000		2,477,998

INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.4%
Air Transport Services Group Inc., Senior Notes	3.875%	8/15/29	2,000,000		1,664,574	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,348,407)					4,142,572

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $427,635,210)					437,844,764

SHORT-TERM INVESTMENTS - 8.3%
SOVEREIGN BONDS - 3.1%
Egypt Treasury Bills	27.355%	12/17/24	412,800,000	EGP	7,329,469	(j)
Egypt Treasury Bills	27.704%	3/11/25	450,000,000	EGP	7,539,148	(j)

TOTAL SOVEREIGN BONDS (Cost - $14,300,230)					14,868,617

			SHARES
MONEY MARKET FUNDS - 5.2%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $24,769,273)	5.242%		24,769,273		24,769,273	(k)(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $39,069,503)					39,637,890

TOTAL INVESTMENTS - 100.0% (Cost - $466,704,713)					477,482,654
Liabilities in Excess of Other Assets - (0.0)%††					(127,824)

TOTAL NET ASSETS - 100.0%					$477,354,830

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report	11

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan has not settled as of March 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(j)	Rate shown represents yield-to-maturity.

(k)	Rate shown is one-day yield as of the end of the reporting period.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $24,769,273 and the cost was $24,769,273 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

12	BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

At March 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro-Buxl	46	6/24	$6,602,483	$6,739,360	$136,877
U.S. Treasury Ultra 10-Year Notes	266	6/24	30,355,165	30,486,095	130,930

Net unrealized appreciation on open futures contracts					$267,807

Abbreviation(s) used in this table:

Buxl	— Ultra Long German Bond

At March 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	23,800,000	USD	1,364,992	Citibank N.A.	4/29/24	$59,742
USD	613,274	EUR	560,000	Citibank N.A.	5/7/24	8,171
USD	12,577,516	EUR	11,570,000	JPMorgan Chase & Co.	5/7/24	75,654
USD	24,773,169	GBP	19,640,000	Citibank N.A.	6/10/24	(25,204)
USD	807,518	GBP	630,000	HSBC Securities Inc.	6/10/24	12,051
USD	10,513,611	GBP	8,270,000	HSBC Securities Inc.	6/10/24	71,527

Net unrealized appreciation on open forward foreign currency contracts						$201,941

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report	13

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

At March 31, 2024, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2024[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Bank PLC (Panama Government International Bond, 8.875%, due 9/30/27)	$2,940,000	12/20/28	1.670%	1.000% quarterly	$(82,284)	$(74,925)	$(7,359)
JPMorgan Chase & Co. (Panama Government International Bond, 8.875%, due 9/30/27)	2,880,000	12/20/28	1.670%	1.000% quarterly	(80,605)	(74,850)	(5,755)

Total	$5,820,000				$(162,889)	$(149,775)	$(13,114)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT2*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.34 Index	14,685,000		6/20/25	1.000% quarterly	$155,745	$38,242	$117,503
Markit iTraxx Europe Index	295,000	EUR	12/20/24	1.000% quarterly	2,146	13	2,133
Markit iTraxx Europe Index	5,150,000	EUR	6/20/25	1.000% quarterly	60,280	37,815	22,465

Total					$218,171	$76,070	$142,101

See Notes to Schedule of Investments.

14	BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report	15

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Flexible Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

16	BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report	17

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$227,843,414	—	$227,843,414
Sovereign Bonds	—	128,925,289	—	128,925,289
Collateralized Mortgage
Obligations	—	68,226,682	—	68,226,682
Senior Loans	—	8,706,807	—	8,706,807
Convertible Bonds & Notes	—	4,142,572	—	4,142,572

Total Long-Term Investments	—	437,844,764	—	437,844,764

Short-Term Investments†:
Sovereign Bonds	—	14,868,617	—	14,868,617
Money Market Funds	$24,769,273	—	—	24,769,273

Total Short-Term Investments	24,769,273	14,868,617	—	39,637,890

Total Investments	$24,769,273	$452,713,381	—	$477,482,654

Other Financial Instruments:
Futures Contracts††	$267,807	—	—	$267,807
Forward Foreign Currency Contracts††	—	$227,145	—	227,145
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	142,101	—	142,101

Total Other Financial Instruments	$267,807	$369,246	—	$637,053

Total	$25,037,080	$453,082,627	—	$478,119,707

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$25,204	—	$25,204
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	162,889	—	162,889

Total	—	$188,093	—	$188,093

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

18	BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$12,658,328	$113,618,113	113,618,113	$101,507,168	101,507,168	—	$236,617	—	$24,769,273

BrandywineGLOBAL — Flexible Bond Fund 2024 Quarterly Report	19